CONTINGENCIES (Details)									1 Months Ended			3 Months Ended	12 Months Ended
	May 18, 2023 USD ($)	May 16, 2023	Mar. 21, 2023 USD ($)	Feb. 07, 2023 USD ($)	May 18, 2022 USD ($)	May 18, 2021 USD ($)	Dec. 21, 2020 USD ($)	Sep. 24, 2020 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2021 USD ($) item	Aug. 31, 2020 USD ($) item	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 09, 2023 USD ($)	Nov. 09, 2022 USD ($)
Litigation Matters
Settlement amount payable to vendor														$ 50,190	$ 50.190
Judgement received													$ 496,000
Trading Day Immediately Preceding Period						30 days
Gross Proceeds Common Stock Indemnification Claims						$ 9,100,000
Value of shares issued												$ 5,000,003
Common Stock
Litigation Matters
Value of shares issued												$ 128
Common Stock | Subsequent events
Litigation Matters
Trading Day Immediately Preceding Period		5 days
H&J Purchase Agreement
Litigation Matters
Trading Day Immediately Preceding Period	30 days				30 days
Gross Proceeds Common Stock Indemnification Claims	$ 9,100,000				$ 9,100,000
Transfer of Membership Interests	229,000				229,000
Value of shares issued	$ 1,400,000				$ 1,400,000
H&J Purchase Agreement | Common Stock | Subsequent events
Litigation Matters
Trading Day Immediately Preceding Period		5 days
Lawsuits filed related to prior services rendered
Litigation Matters
Damages sought							$ 100,000		$ 96,900	$ 96,900	$ 96,900
Number of lawsuit settled | item										2	2
lawsuit against Bailey 44 related to a retail store lease
Litigation Matters
Damages sought								$ 1,500,000
Non-payment of trade payables
Litigation Matters
Damages sought			$ 43,501	$ 182,400
Non-payment of trade payables | Subsequent events
Litigation Matters
Damages sought			$ 43,501	$ 182,400
Non-payment of trade payables | Lawsuits filed related to prior services rendered
Litigation Matters
Damages sought								481,000
Additional damages sought								$ 296,000